Cryptocurrencies	12 Months Ended
Jun. 30, 2025
Cryptocurrencies
Cryptocurrencies

Note 3 – Cryptocurrencies

The following table presents additional information about our cryptocurrency mining activities of Bitcoin (“BTC”) in coins and amounts during the years ended June 30, 2025, 2024 and 2023:

	Quantities (in coins)	Cryptocurrencies
	BTC	Amounts
Balance on July 1, 2022	7.17	$141,888
Revenue recognized from cryptocurrencies mined	272.38	6,261,091
Hosting fees settled in cryptocurrencies	(22.14)	(428,839)
Proceeds from sale of cryptocurrencies	(175.09)	(4,384,562)
Realized gain on sale/exchange of cryptocurrencies	—	676,015
Impairment loss of cryptocurrencies	—	(181,263)
Balance on June 30, 2023	82.32	$2,084,330
Revenue recognized from cryptocurrencies mined	95.62	2,888,482
Hosting fees settled in cryptocurrencies	(7.60)	(212,344)
Proceeds from sale of cryptocurrencies	(165.87)	(4,668,828)
Realized gain on sale/exchange of cryptocurrencies	—	94,149
Impairment loss of cryptocurrencies	—	(7,102)
Balance on June 30, 2024	4.47	$178,687
Revenue recognized from cryptocurrencies mined	—	—
Service fees settled in cryptocurrencies	(4.47)	(426,250)
Proceeds from sale of cryptocurrencies	—	—
Realized gain on sale/exchange of cryptocurrencies	—	247,563
Impairment loss of cryptocurrencies	—	—
Balance on June 30, 2025	—	$—